LEASES (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 01, 2021	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Letter of credit	$ 0.3
Rental revenue				$ 99.0	$ 59.3
Weighted average remaining lease term, operating lease		6 years 9 months 18 days	6 years 9 months 18 days	7 years 6 months 10 days
Operating lease description			The Company leases various facilities and vehicles under noncancelable operating lease agreements. The remaining lease terms for our leases range from 1 month to 14 years.
Operating lease, existence of option to extend			true
Operating lease option to extend			These leases often include options to extend the term of the lease which may be for periods of up to 5 years.
Operating lease renewl term		5 years	5 years
Tool rental revenue		$ 29.0	$ 61.3
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term		1 month	1 month
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term		14 years	14 years
Letter of Credit [Member]
Lessee, Lease, Description [Line Items]
Line of credit, expiration date	2023-04